Consolidated Balance Sheets ₪ in Thousands, $ in Thousands	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
CURRENT ASSETS:
Cash and cash equivalents	₪ 13,734	$ 3,961	₪ 6,279
Short term deposits			19,660
Marketable securities	13,999	4,038	4,997
Other receivables	818	236	1,461
Current assets	28,551	8,235	32,397
LONG-TERM ASSETS:
Restricted cash	305	88	140
Other Long term receivables	173	50
Property, plant and equipment, net	1,344	388	1,373
Non-current assets	1,822	526	1,513
Assets	30,373	8,761	33,910
CURRENT LIABILITIES:
Trade payables	1,703	491	1,401
Other payables	2,396	691	2,084
Current liabilities	4,099	1,182	3,485
NON CURRENT LIABILITIES:
Warrants to ADS	7,422	2,141	1,938
CONTINGENT LIABILITIES AND COMMITMENTS
SHAREHOLDERS' EQUITY :
Ordinary shares of no par value: Authorized: 500,000,000 shares at December 31, 2016, and 2017, Issued and outstanding: 107,628,485*) and 120,185,659*) shares as of December 31, 2016 and 2017, respectively.
Additional Paid In Capital	82,839	23,894	67,414
Share-based payments	9,381	2,706	6,217
Treasury shares	(9,425)	(2,718)	(9,425)
Accumulated deficit	(63,943)	(18,444)	(35,719)
Equity	18,852	5,438	28,487
Equity and liabilities	₪ 30,373	$ 8,761	₪ 33,910